CREDIT RISK AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2018
Risks And Uncertainties [Abstract]
Schedule of customers accounted for 10% or more of the Company's net revenues	The following customers accounted for 10% or more of the Company’s net revenues:
	For the years ended
	December 31,
	2018	2017	2016
Customer A	28%	40%	50%
Customer B	58%	39%	35%